Financial instruments - Fair value liabilities, Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 846,062	$ 930,426
Financial assets measured at fair value | Derivative instruments | Cash flow hedges
Disclosure of financial assets [line items]
Financial assets	$ 327	$ 0